Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		2 Months Ended	6 Months Ended
	Jan. 14, 2026 USD ($)	Aug. 27, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation			$ 7,040	$ 29,062	$ 18,481	$ 75,317
Restricted Cash			220	0
Net working capital			(39,538)
Net cash provided by (used in) operating activities, continuing operations			(26,440)	(41,269)
Cash Equivalents, at Carrying Value			0	$ 0
Related Party | Inventory Management and Consultancy Agreement
Significant Accounting Policies [Line Items]
Maximum revolving cap on initial payment responsibility	$ 50,000
Contract reimbursement time period	365 days
Annual interest percentage on outstanding amount per agreement	0.03
Related party funding via payment of supplier invoices			$ 18,637
Related Party | Subsequent Event | Inventory Management and Consultancy Agreement
Significant Accounting Policies [Line Items]
Related party funding via payment of supplier invoices		$ 5,666
Funds received from related party, total		24,303
Remaining funds available from related party, total		$ 25,697